Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Subsequent Events
Schedule of preferred stock convertible into common stock at the conversion price per share

Following the forward stock split, each share of the Company’s preferred stock is convertible into common stock at the following conversion prices per share:

Series A-1:	3.3334
Series A-2:	0.2975
Series A-3:	0.5000
Series A-4:	1.1667
Series A-5:	1.2499
Series A-6:	2.6663